Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Disclosure of other equity instruments
A summary of the status of the company’s performance share plans as of December 31, 2024, and changes during the year are presented in the following table:
Philips Group
Performance shares

	2023		2024
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	4,385,837	33.13	5,392,035	27.22
Granted	2,299,280	23.65	2,265,462	28.94
Notional dividends¹	240,977	27.15	218,782	24.35
Vested/Issued	(154,987)	44.08	(169,524)	50.30
Forfeited	(489,295)	27.05	(451,052)	25.07
Adjusted quantity²	(889,777)	44.27	(788,865)	50.65
Outstanding as of December 31	5,392,035	27.22	6,466,838	24.41

USD-denominated
Outstanding as of January 1	2,749,983	36.66	3,261,048	29.73
Granted	1,667,812	25.96	1,733,891	31.07
Notional dividends¹	152,750	29.78	142,892	26.85
Vested/Issued	(121,760)	48.33	(80,151)	61.37
Forfeited	(596,846)	28.95	(489,195)	28.35
Adjusted quantity²	(590,890)	48.28	(377,857)	61.37
Outstanding as of December 31	3,261,048	29.73	4,190,628	26.89
[1]Dividend declared in 2024 on outstanding shares.
[2]Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR, EPS, and SDG.
Philips Group
Restricted shares

	2023		2024
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	2,321,250	30.73	2,995,252	23.39
Granted	1,471,975	16.35	1,367,380	22.64
Notional dividends¹	135,791	27.98	52,481	22.57
Vested/Issued	(595,796)	35.07	(627,855)	35.10
Forfeited	(337,968)	24.46	(263,352)	21.06
Outstanding as of December 31	2,995,252	23.39	3,523,906	21.17

USD-denominated
Outstanding as of January 1	2,345,263	33.87	2,654,193	26.04
Granted	1,284,761	17.72	1,460,620	24.59
Notional dividends¹	126,498	31.12	48,774	24.33
Vested/Issued	(679,430)	37.83	(582,404)	40.51
Forfeited	(422,899)	26.79	(253,953)	23.43
Outstanding as of December 31	2,654,193	26.04	3,327,230	23.04
[1]Dividend declared in 2024 on outstanding shares.

Disclosure of share options
The following tables summarize information about the company’s options as of December 31, 2024, and changes during the year:
Philips Group
Options on EUR-denominated listed share

	Options	Weighted average exercise price
Outstanding as of January 1, 2024	3,660,000	22.16
Exercised	(3,793)	22.16
Forfeited	(259,668)	22.16
Outstanding as of December 31, 2024	3,396,539	22.16
Philips Group
Options on USD-denominated listed share

	Options	Weighted average exercise price
Outstanding as of January 1, 2024	1,929,000	24.42
Forfeited	(291,236)	24.42
Outstanding as of December 31, 2024	1,637,764	24.42

Disclosure of number and weighted average remaining contractual life of outstanding share options
Philips Group
Outstanding options in millions of EUR unless otherwise stated

	Number of options	Intrinsic value	Weighted average remaining contractual term in years
EUR-denominated
20-25	3,396,539	8	8.1
Outstanding options	3,396,539	8	8.1

USD-denominated
20-25	1,637,764	1	8.0
Outstanding options	1,637,764	1	8.0
*Executive Committee members can receive restricted share rights as a sign-on LTI awards upon hiring.
**The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity